Other Current Liabilities - Receipts under Custody (Tables)	12 Months Ended
Dec. 31, 2025
Current liabilities [abstract]
Summary of Breakdown of Receipts under Custody and Amounts Recorded in Related Asset Accounts

The breakdown of Receipts under Custody and the corresponding amounts recorded in the related asset accounts are presented below:

	December 31, 2025
	Receipts under custody	Amounts for receipts under custody in relevant asset accounts
		Restricted cash held in trust	Restricted cash	Cash	Accounts Receivable
Payment services	$8,962,538	7,068,267	1,860,930	35,328	—
Hospitality services
Hospitality-related software services	2,694,205	—	—	2,580,541	113,664
Hospitality-related platform services	49,095	—	—	49,095	—
Total	$11,705,838	7,068,267	1,860,930	2,664,964	113,664

	December 31, 2024
	Receipts under custody	Amounts for receipts under custody in relevant asset accounts
		Restricted cash held in trust	Restricted cash	Cash	Accounts Receivable
Payment services	$9,424,479	5,366,738	4,210,381	33,884	—
Hospitality services
Hospitality-related software services	2,411,405	—	—	2,328,264	83,141
Hospitality-related platform services	18,809	—	—	18,809	—
Total	$11,854,693	5,366,738	4,210,381	2,380,957	83,141